PENSION AND EMPLOYEE FUTURE BENEFITS (Details - Category of assets)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [abstract]
Cash and cash equivalents	2.00%	2.00%
Equity securities	47.00%	54.00%
Debt securities	51.00%	44.00%
Real estate	0.00%	0.00%
Total	100.00%	100.00%